Segment Information - Revenues from External Customers and Non-current Operating Assets Classified by Country or Region (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenues	¥ 227,485	[1]	¥ 207,182	[1]	¥ 167,147	[2]
Non-current operating assets	105,685		47,758
Japan (country of domicile) [Member]
Disclosure of geographical areas [line items]
Revenues	166,469		148,260		121,283
Non-current operating assets	76,756		34,502
Taiwan [Member]
Disclosure of geographical areas [line items]
Revenues	21,923		18,593		16,630
Others [Member]
Disclosure of geographical areas [line items]
Revenues	39,093		40,329		¥ 29,234
Non-current operating assets	18,151		7,946
Korea [Member]
Disclosure of geographical areas [line items]
Non-current operating assets	¥ 10,778		¥ 5,310

[1]	Refer to Note 5 Segment Information for further details of revenue by segment.
[2]	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the years ended December 31, 2018 and 2019.